QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

(18) Quarterly Financial Information (Unaudited) (000s omitted):

2012	First	Second	Third	Fourth
Total Interest Income	$11,696	$11,334	$10,987	$10,518
Total Interest Expense	2,768	2,550	2,366	2,202
Net Interest Income	8,928	8,784	8,621	8,316
Provision for Loan Losses	2,250	1,050	1,550	2,500
Other Income	4,677	3,564	4,023	4,173
Other Expenses	10,012	9,622	9,689	9,371
Income (Loss) Before Provision For Income Taxes	1,343	1,676	1,405	618
Provision For (Benefit From) Income Taxes	126	1,423	17	(5,069)
Net Income (Loss)	$1,217	$253	$1,388	$5,687
Basic Earnings (Loss) Per Common Share	$0.07	$0.01	$0.08	$0.33
Diluted Earnings (Loss) Per Common Share	$0.07	$0.01	$0.08	$0.33
Dividends Declared Per Share	$—	$—	$—	$—

2011	First	Second	Third	Fourth
Total Interest Income	$12,802	$12,494	$12,466	$11,798
Total Interest Expense	4,033	3,916	3,510	2,974
Net Interest Income	8,769	8,578	8,956	8,824
Provision for Loan Losses	5,750	2,850	2,700	2,500
Other Income	3,663	3,858	4,319	6,390
Other Expenses	10,724	10,369	9,943	11,783
Income (Loss) Before Provision For Income Taxes	(4,042)	(783)	632	931
Provision For Income Taxes	—	—	—	500
Net Income (Loss)	$(4,042)	$(783)	$632	$431
Basic Earnings (Loss) Per Common Share	$(0.23)	$(0.05)	$0.04	$0.02
Diluted Earnings (Loss) Per Common Share	$(0.23)	$(0.05)	$0.04	$0.02
Dividends Declared Per Share	$—	$—	$—	$—